Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 5,265	$ 4,182
Short-term bank deposits	12,040	14,071
Marketable securities	174	208
Trade receivables, net	2,357	1,803
Other current assets	293	145
Prepaid expenses	169	124
Total current assets	20,298	20,533
NON-CURRENT ASSETS:
Trade receivables	58
Severance pay fund	1,914	2,325
Deferred income taxes	143	184
Property and equipment, net	225	175
Right-of-use assets, net	946	1,463
Intangible assets, net	374	522
Goodwill	7,785	7,929
Total assets	31,743	33,131
CURRENT LIABILITIES:
Trade payables	937	839
Other current liabilities and accruals	1,978	2,265
Current maturities of lease liabilities	271	376
Deferred revenues	1,986	2,155
Total current liabilities	5,172	5,635
LONG-TERM LIABILITIES:
Deferred revenues	107	154
Lease liabilities, net of current maturities	615	1,098
Accrued severance pay	1,930	2,361
Deferred income taxes	112	157
Total liabilities	7,936	9,405
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 88,000,000 shares at December 31, 2022 and 2021; Issued: 21,660,010 shares at December 31, 2022 and 2021; Outstanding: 20,124,326 and 20,057,326 shares at December 31, 2022 and 2021, respectively	54	54
Additional paid-in capital	27,546	27,324
Accumulated other comprehensive loss	(1,073)	(836)
Accumulated deficit	(1,662)	(1,722)
Treasury shares - 1,535,684 and 1,602,684 shares at December 31, 2022 and 2021, respectively	(1,058)	(1,094)
Total shareholders’ equity	23,807	23,726
Total liabilities and shareholders’ equity	$ 31,743	$ 33,131